Prepayments for Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Prepayments for Long Term Assets
	At December 31,
	2024	2023

Deposits for potential acquisition of sturgeon farms (note a)	$14,482,753	$-
Deposits for potential joint venture project (note b)	794,895	-
Prepaid marketing expense (note c)	611,280	-

	$15,888,928	$-